Consolidated Balance Sheets (Parenthetical) - shares	Sep. 24, 2022	Sep. 25, 2021
Temporary equity, authorized (in shares)		6,426,208
Common unit, authorized (in shares)	0	7,071,424
Common unit, issued (in shares)	0	5,997,632
Common unit, outstanding (in shares)	0	5,997,632
Common stock, outstanding (in shares)	553,889,249
Preferred Units, Class B-1
Temporary equity, authorized (in shares)	0	2
Temporary equity, issued (in shares)	0	1
Temporary equity, outstanding (in shares)	0	24,041,300
Preferred Units, Class B-1 | Previously Reported
Temporary equity, outstanding (in shares)		1
Preferred Units, Class B
Temporary equity, authorized (in shares)	0	1
Temporary equity, issued (in shares)	0	1
Temporary equity, outstanding (in shares)	0	47,508,300
Preferred Units, Class B | Previously Reported
Temporary equity, outstanding (in shares)		1
Common Units, Class C
Temporary equity, authorized (in shares)	0	428,571
Temporary equity, issued (in shares)	0	428,571
Temporary equity, outstanding (in shares)	0	24,922,109
Common Units, Class C | Previously Reported
Temporary equity, outstanding (in shares)		428,571
Class A Common Stock
Common stock, authorized (in shares)	3,000,000,000	0
Common stock, issued (in shares)	57,718,836	0
Common stock, outstanding (in shares)	57,718,836	0
Class V-1 Common Stock
Common stock, authorized (in shares)	1,000,000,000	0
Common stock, issued (in shares)	79,237,388	0
Common stock, outstanding (in shares)	79,237,388	0
Class V-3 Common Stock
Common stock, authorized (in shares)	450,000,000	0
Common stock, issued (in shares)	416,933,025	0
Common stock, outstanding (in shares)	416,933,025	0